Earnings Per Unit - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Anti-dilutive Securities			282,955	511,459	297,000	511,459	511,459
Dilutive common unit equivalents	228,504	0	228,504	0	214,459	0	0